Summary of principal accounting policies (Details 2)	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Product Information [Line Items]
Total cost of revenue	$ 5,279,812	¥ 38,314,009	¥ 22,264,972
Cost Of Revenue [Member] | Product Concentration Risk [Member] | Total Cost Of Revenue [Member]
Product Information [Line Items]
Total revenue percentage	100.00%	100.00%	100.00%
Cost Of Sports Related Product Sales [Member]
Product Information [Line Items]
Total cost of revenue	$ 453,338	¥ 3,289,735	¥ 22,230,398
Cost Of Sports Related Product Sales [Member] | Cost Of Revenue [Member] | Product Concentration Risk [Member] | Total Cost Of Revenue [Member]
Product Information [Line Items]
Total revenue percentage	8.60%	8.60%	99.80%
DAKA merchant membership service cost [Member]
Product Information [Line Items]
Total cost of revenue	$ 4,806,235	¥ 34,877,403	¥ 0
DAKA merchant membership service cost [Member] | Service Cost Related To Smart Devices [Member]
Product Information [Line Items]
Total cost of revenue	2,219,532	16,106,477	0
DAKA merchant membership service cost [Member] | Set Up Cost [Member]
Product Information [Line Items]
Total cost of revenue	2,586,703	18,770,926	0
DAKA merchant membership service cost [Member] | Regional Agency Authorization Revenue [Member]
Product Information [Line Items]
Total cost of revenue	$ 0	¥ 0	¥ 0
DAKA merchant membership service cost [Member] | Cost Of Revenue [Member] | Product Concentration Risk [Member] | Total Cost Of Revenue [Member]
Product Information [Line Items]
Total revenue percentage	91.00%	91.00%	0.00%
DAKA merchant membership service cost [Member] | Cost Of Revenue [Member] | Product Concentration Risk [Member] | D A K A Merchant Service Costs [Member]
Product Information [Line Items]
Total revenue percentage	100.00%	100.00%	0.00%
DAKA merchant membership service cost [Member] | Cost Of Revenue [Member] | Product Concentration Risk [Member] | D A K A Merchant Service Costs [Member] | Service Cost Related To Smart Devices [Member]
Product Information [Line Items]
Total revenue percentage	46.20%	46.20%	0.00%
DAKA merchant membership service cost [Member] | Cost Of Revenue [Member] | Product Concentration Risk [Member] | D A K A Merchant Service Costs [Member] | Set Up Cost [Member]
Product Information [Line Items]
Total revenue percentage	53.80%	53.80%	0.00%
DAKA merchant membership service cost [Member] | Cost Of Revenue [Member] | Product Concentration Risk [Member] | D A K A Merchant Service Costs [Member] | Regional Agency Authorization Revenue [Member]
Product Information [Line Items]
Total revenue percentage	0.00%	0.00%	0.00%
Other Cost [Member]
Product Information [Line Items]
Total cost of revenue	$ 20,239	¥ 146,871	¥ 34,574
Other Cost [Member] | Cost Of Revenue [Member] | Product Concentration Risk [Member] | Total Cost Of Revenue [Member]
Product Information [Line Items]
Total revenue percentage	0.40%	0.40%	0.20%